Annual Total Returns (dei_DocumentInformationDocumentAxis)	0 Months Ended
Aug. 29, 2011
(Wells Fargo Advantage Opportunity Fund) | Class B
Bar Chart Table:
Annual Return 2001	(5.55%)
Annual Return 2002	(27.31%)
Annual Return 2003	36.61%
Annual Return 2004	16.82%
Annual Return 2005	6.46%
Annual Return 2006	11.00%
Annual Return 2007	4.27%
Annual Return 2008	(40.79%)
Annual Return 2009	46.08%
Annual Return 2010	20.45%
(Wells Fargo Advantage Enterprise Fund) | Class B
Bar Chart Table:
Annual Return 2001	(22.45%)
Annual Return 2002	(28.07%)
Annual Return 2003	36.77%
Annual Return 2004	14.24%
Annual Return 2005	8.06%
Annual Return 2006	11.17%
Annual Return 2007	16.92%
Annual Return 2008	(46.71%)
Annual Return 2009	39.06%
Annual Return 2010	27.79%
(Wells Fargo Advantage Equity Value Fund) | Class R
Bar Chart Table:
Annual Return 2001
Annual Return 2002
Annual Return 2003
Annual Return 2004	15.27%
Annual Return 2005	10.36%
Annual Return 2006	17.49%
Annual Return 2007	8.11%
Annual Return 2008	(41.15%)
Annual Return 2009	24.92%
Annual Return 2010	17.12%